Annual Total Returns- Vanguard Institutional Target Retirement 2015 Fund (Institutional) [BarChart] - Institutional - Vanguard Institutional Target Retirement 2015 Fund - Institutional Shares	2016	2017	2018	2019	2020
Total	6.27%	11.50%	(2.91%)	14.88%	10.42%